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                    PROSPECTUS SUPPLEMENT DATED JUNE 3, 2002

THE HARTFORD MUTUAL FUNDS                                CLASS A, B AND C SHARES

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THIS SUPPLEMENT UPDATES THE HARTFORD MUTUAL FUNDS PROSPECTUS DATED FEBRUARY 19,
                                      2002
                        AS SUPPLEMENTED MAY 1, 2002 AND
THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS DATED FEBRUARY 19,
                                      2002
                 AS SUPPLEMENTED MARCH 7, 2002 AND MAY 1, 2002
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                            THE HARTFORD MIDCAP FUND

FUND OPEN TO NEW ACCOUNTS

     Effective June 3, 2002, The Hartford MidCap Fund has reopened to new investors. The Fund will remain open to new investors until August 31, 2002, or until net new sales in Fund shares reach $300 million, whichever comes first. "Net new sales" is defined as sales less any redemptions in the Fund during the period.

MFPROSUP-6-02